Dividends and earnings per share (Details) shares in Millions, $ in Millions			1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 27, 2023 SFr / shares	Feb. 15, 2022 SFr / shares	May 31, 2023 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Earnings per share [abstract]
Dividend declared (in dollars per share) | SFr / shares	SFr 0.21	SFr 0.20
Dividends paid | $			$ 116	$ 100
Number of shares outstanding					493.1		493.1
Number of shares vested							1.3
Weighted average number of shares outstanding - basic (in shares)					493.2	491.7	492.8	491.3
Weighted average number of shares outstanding - diluted (in shares)					495.7	494.3	495.9	494.2
Potentially dilutive shares					2.5	2.6	3.1	2.9